Other Comprehensive Income (Details) - Schedule of controlling interest, net of tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Controlling Interest Net of Tax [Abstract]
Controlling interest	S/ (28,562)	S/ (5,655)
Non-controlling interest	(99)	218	218
Total value in OCI	S/ (28,661)	S/ (5,437)	S/ 218